Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated other Comprehensive Income (Loss)	Equity attributable to Jiuzi Holdings, Inc.	Non Controlling Interest	Total
Balance at Oct. 31, 2023	$ 610	$ 23,474,893	$ 891,439	$ (18,660,133)	$ (1,477,025)	$ 4,229,784	$ 69,532	$ 4,299,316
Balance (in Shares) at Oct. 31, 2023	7,818
Shares Issued for services/compensation/expenses	$ 2,640	12,352,560				12,355,200		12,355,200
Shares Issued for services/compensation/expenses (in Shares)	233,620
Shares Issued for cash or subscription receivables	$ 18,222	50,341,776				50,359,998		50,359,998
Shares Issued for cash or subscription receivables (in Shares)	33,846
Net income (loss)				(55,774,506)		(55,774,506)		(55,774,506)
Disposition of discontinued operation				(3,358,417)		(3,358,417)		(3,358,417)
Disposition of NCI							(69,532)	(69,532)
Foreign currency translation adjustment					605,499	605,499		605,499
Balance at Oct. 31, 2024	$ 21,472	86,169,229	891,439	(77,793,056)	(871,526)	8,417,558		8,417,558
Balance (in Shares) at Oct. 31, 2024	275,285
Shares Issued for cash or subscription receivables	$ 17,979	4,906,321				4,924,300		4,924,300
Shares Issued for cash or subscription receivables (in Shares)	230,500
Shares Issued for digital asset	$ 58,500	10,950,500				11,009,000		11,009,000
Shares Issued for digital asset (in Shares)	750,000
Net income (loss)				(10,191,058)		(10,191,058)		(10,191,058)
Foreign currency translation adjustment					(105,851)	(105,851)		(105,851)
Balance at Oct. 31, 2025	$ 97,951	$ 102,026,051	$ 891,439	$ (87,984,114)	$ (977,377)	$ 14,053,950		$ 14,053,950
Balance (in Shares) at Oct. 31, 2025	1,255,785